Bahl & Gaynor Income Growth ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 98.1%		Shares	Value
Consumer Discretionary - 5.3%
Home Depot, Inc.		20,393	$8,263,040
McDonald's Corporation		28,646	8,705,233
			16,968,273

Consumer Staples - 9.3%
Keurig Dr Pepper, Inc.		117,514	2,997,782
Mondelez International, Inc. - Class A		153,507	9,589,582
PepsiCo, Inc.		30,993	4,352,657
Philip Morris International, Inc.		14,155	2,295,941
Procter & Gamble Company		66,196	10,171,016
			29,406,978

Energy - 10.4%
Chevron Corporation		46,382	7,202,661
Exxon Mobil Corporation		50,797	5,727,362
Kinder Morgan, Inc.		112,624	3,188,385
ONEOK, Inc.		33,417	2,438,439
Targa Resources Corporation		10,317	1,728,510
Williams Companies, Inc.		201,948	12,793,406
			33,078,763

Financials - 15.0%
Apollo Global Management, Inc.		16,684	2,223,477
CME Group, Inc.		18,408	4,973,657
Hartford Insurance Group, Inc.		32,839	4,380,394
JPMorgan Chase & Company		35,076	11,064,023
Marsh & McLennan Companies, Inc.		39,953	8,051,728
PNC Financial Services Group, Inc.		32,216	6,473,161
Travelers Companies, Inc.		37,206	10,388,659
			47,555,099

Health Care - 15.6%
AbbVie, Inc.		66,044	15,291,828
Eli Lilly & Company		17,114	13,057,982
Johnson & Johnson		82,523	15,301,415
UnitedHealth Group, Inc.		16,767	5,789,645
			49,440,870

Industrials - 12.9%
Automatic Data Processing, Inc.		23,912	7,018,172
Eaton Corporation PLC		18,364	6,872,727
Fastenal Company		52,062	2,553,120
General Dynamics Corporation		15,900	5,421,900
Illinois Tool Works, Inc.		15,017	3,915,833
Lockheed Martin Corporation		10,361	5,172,315
Paychex, Inc.		37,564	4,761,613
RTX Corporation		19,458	3,255,907
Union Pacific Corporation		9,192	2,172,713
			41,144,300

Information Technology - 19.1%
Accenture PLC - Class A		15,940	3,930,804
Broadcom, Inc.		63,820	21,054,856
Cisco Systems, Inc.		75,117	5,139,505
Corning, Inc.		77,632	6,368,153
Microsoft Corporation		25,967	13,449,608
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR		6,443	1,799,465
TE Connectivity PLC		26,541	5,826,546
Texas Instruments, Inc.		16,026	2,944,457
			60,513,394

Materials - 0.9%
Air Products and Chemicals, Inc.		10,270	2,800,834

Real Estate - 2.2%
AvalonBay Communities, Inc. 28,220			5,451,257
VICI Properties, Inc.		211,494	6,896,819
			12,348,076

Utilities - 7.4%
NextEra Energy, Inc.		113,164	8,542,750
PPL Corporation		159,446	5,925,013
Sempra		62,209	5,597,566
WEC Energy Group, Inc.		31,120	3,566,041
			23,631,370
TOTAL COMMON STOCKS (Cost $286,555,603)			316,887,957
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.3%		Par	Value
4.06%, 11/28/2025 (a)		137,000	136,118
3.94%, 12/04/2025 (a)		43,000	42,703
3.87%, 12/09/2025 (a)		103,000	102,242
3.91%, 12/11/2025 (a)		154,000	152,832
3.86%, 12/18/2025 (a)		133,000	131,889
3.85%, 12/26/2025 (a)		127,000	125,833
3.82%, 12/30/2025 (a)		145,000	143,606
TOTAL U.S. TREASURY BILLS (Cost $835,252)			835,223

TOTAL INVESTMENTS - 100.1% (Cost $287,390,855)			317,723,180
Liabilities in Excess of Other Assets - (0.1)%			(324,233)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$317,398,947
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Zero coupon bond, the rate shown is the annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Bahl & Gaynor Income Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$316,887,957	$–	$–	$316,887,957
U.S. Treasury Bills	–	835,223	–	835,223
Total Investments	$316,887,957	$835,223	$–	$317,723,180

Refer to the Schedule of Investments for further disaggregation of investment categories.